FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net (loss) income			$ 43,493,756	$ 12,956,889	$ 16,649,176
Share-based compensation			2,702,089	3,687,951	1,792,819
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets			3,415,637	30,465	10,217,835
Amount due to a related party			1,815,307	2,178,445	(453,075)
Income tax payable			4,420,313	940,732
Net cash provided by operating activities			98,671,937	66,426,213	45,619,729
INVESTING ACTIVITIES
Disposition of minority interest in subsidiary				5,110,085
Net cash used in investing activities			(66,123,053)	(74,132,349)	(90,589,032)
FINANCING ACTIVITIES
Repurchase of ordinary shares				(1,350,164)
Proceeds from follow-on equity offering				30,030,000	58,000,000
Insurance cost for follow-on equity offering	$ (2,000,000)	$ (3,400,000)		(2,033,041)	(3,375,553)
Proceeds from options exercised			1,051,586	275,783	37,080
Net cash provided by (used in) financing activities			(30,279,523)	15,242,079	44,271,754
Net increase (decrease) in cash and cash equivalents			1,497,467	7,421,528	(762,601)
Cash and cash equivalents at the beginning of the year			14,490,011	7,068,483	7,831,084
Cash and cash equivalents at the end of the year			15,987,478	14,490,011	7,068,483
Parent Company [Member]
OPERATING ACTIVITIES
Net (loss) income			43,493,756	12,956,889	16,649,176
Share of results of subsidiaries			(46,669,238)	(17,088,195)	(19,391,427)
Share-based compensation			2,702,089	3,687,951	1,792,819
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets			(29,976)	11,099	(27,195)
Changes in other current liabilities			(58,806)	(96,166)	(26,901)
Amount due to a related party				(286,526)	286,526
Income tax payable			(108,992)	108,992
Net cash provided by operating activities			(671,167)	(705,956)	(717,002)
INVESTING ACTIVITIES
Capital contributed to subsidiaries				(33,256,774)	(54,638,421)
Cash collected from subsidiaries when liquidation
Disposition of minority interest in subsidiary				5,110,085
Net cash used in investing activities				(28,146,689)	(54,638,421)
FINANCING ACTIVITIES
Repurchase of ordinary shares				(1,350,164)
Proceeds from follow-on equity offering				30,030,000	58,000,000
Insurance cost for follow-on equity offering				(2,033,041)	(3,375,553)
Proceeds from options exercised			1,051,586	275,783	37,080
Net cash provided by (used in) financing activities			1,051,586	26,922,578	54,661,527
Net increase (decrease) in cash and cash equivalents			380,419	(1,930,067)	(693,896)
Cash and cash equivalents at the beginning of the year			2,563,083	4,493,150	5,187,046
Cash and cash equivalents at the end of the year			$ 2,943,502	$ 2,563,083	$ 4,493,150